Stock Incentive Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stock Incentive Plan Table [Abstract]
Schedule of stock option activity
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding, December 31, 2021	30,361,405	$3.45	6.78	$168,923
Authorized	—	—	—	—
Granted	177,801	9.01	—	—
Options exercised	(2,624,634)	1.11	—	20,705
Options forfeited or cancelled	(412,707)	4.43	—	1,497
Outstanding, June 30, 2022	27,501,865	$3.70	6.69	7,758
Options exercisable as of June 30, 2022	17,684,206	$2.53	5.58	7,750
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding, December 31, 2020	28,772,180	$2.38	6.75	$36,987
Authorized	—	—	—	—
Granted	989,018	3.96	—	4,996
Options exercised	(1,966,115)	0.85	—	5,947
Options forfeited or cancelled	(1,162,848)	3.09	—	—
Outstanding, June 30, 2021	26,632,235	$2.52	6.60	172,816
Options exercisable as of June 30, 2021	17,078,959	$2.02	5.36	119,390

	Shares Available for Grant	Outstanding Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding, January 1, 2020	378,010	4,276,480	$10.35	6.44	$33,785
Authorized	650,000	—	—	—	—
Options granted	(1,446,350)	1,446,350	19.98	—	—
Options exercised	—	(68,679)	2.82	—	1,138
Awards forfeited or cancelled	475,875	(475,875)	13.76	—	—
Outstanding, December 31, 2020	57,535	5,178,276	13.23	6.75	36,987
Authorized	1,200,000	—	—	—	—
Options granted	(1,134,542)	1,134,542	40.10	—	—
Options exercised	—	(461,290)	5.34	—	9,667
Awards forfeited or cancelled	376,245	(376,245)	17.35	—	—
Outstanding, December 31, 2021	499,238	5,475,283	$19.19	6.78	$168,923
Options exercisable as of December 31, 2021		3,322,160	12.23	5.32	125,517

Schedule of stock options outstanding and exercisable
	Options Outstanding		Options Exercisable
Range of Exercise Prices Per Share	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)
$2.43 – $12.06	1,223,100	2.63	1,223,100	2.63
$12.07 – $15.34	1,223,673	5.91	1,154,889	5.87
$15.35 – $19.31	876,147	7.67	531,085	7.65
$19.32 – $24.17	1,156,561	8.84	404,605	8.78
$24.18 – $50.07	995,802	9.77	8,481	9.74
	5,475,283	6.78	3,322,160	5.32

Schedule of weighted average calculated fair value of the options granted to employees
	December 31, 2021	December 31, 2020
Fair value of common stock	$40.83	$20.37
Dividend yield	0%	0%
Expected volatility	42%	44%
Expected term (years)	6.01	5.92
Risk free interest rate	1.14%	0.64%

Schedule of operations and comprehensive loss
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Cost of revenues	$11	$—	$11	$—
Sales and marketing	538	104	796	202
Research and development	2,740	944	4,343	1,996
General and administrative	4,574	298	5,177	536
Total	$7,863	$1,346	$10,327	$2,734

	December 31, 2021	December 31, 2020
Research and development	$4,434	$3,605
Sales and marketing	509	414
General and administrative	1,379	1,878
Total	$6,322	$5,897

Schedule of assumptions under the Monte Carlo simulation model and the calculated fair value of the Market-Based RSUs granted to employees
	June 30, 2022	June 30, 2021
Expected dividend yield	0%	0%
Expected volatility	40%	43%
Expected term (years)	5.98	6.06
Risk free interest rate	2.40%	1.00%

Schedule of restricted stock unit activity
	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding, December 31, 2021	—	$—
Granted	5,918,392	8.47
Released	(117,340)	8.04
Forfeited	(9,794)	9.77
Outstanding, June 30, 2022	5,791,258	$8.38

Schedule of assumptions under the Monte Carlo simulation model and the calculated fair value of the Market-Based RSUs granted to employees
June 30, 2022
Expected volatility	50%
Expected term (years)	4
Drift rate	2.9%